Share-based payments (Details 3)		1 Months Ended
		Dec. 31, 2025 $ / shares shares	Jul. 31, 2024 Number $ / shares shares	May 31, 2024 $ / shares shares	Feb. 29, 2024 $ / shares	Jan. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 $ / shares shares		Mar. 31, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Option pricing models used			Black-Scholes		Black-Scholes	Black-Scholes
Share price			0.00139		1.310	1.90
Contractual life			10 years		10 years	10 years
Expected life			4 years		4 years	4 years
Volatility	[1]		110.00%		100.00%	100.00%
Expected dividend yield			0.00%		0.00%	0.00%
Risk free rate			4.025%		4.195%	4.11%
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of ADS warrants granted | shares		152,439	851	644			480	44		5
Option pricing models used		Black-Scholes	Black-Scholes	Black-Scholes			Black-Scholes	Black-Scholes		Black-Scholes
Share price		3.640	198.50	325.00			632.50	2,635.00	[2]	50,400.00	[2]
Exercise price of warrants issued in year		$ 3.280	$ 312.50	$ 625.00			$ 625.00	$ 3,750.00		$ 58,000.00
Contractual life		5 years	3 years	3 years			3 years	3 years		3 years
Expected life		5 years	3 years	3 years			3 years	3 years		3 years
Volatility	[3]	110.00%	115.00%	115.00%			60.00%	80.00%		75.00%
Expected dividend yield		0.00%	0.00%	0.00%			0.00%	0.00%		0.00%
Risk free rate		3.70%	4.29%	4.71%			4.06%	4.04%		4.35%

[1]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a four-year period.
[2]	The share price used in the determination of the fair value of the ADS warrants granted in 2023 was the ADS price on the date of grant.
[3]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a three-year period.